                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22151

                        Oppenheimer Transition 2040 Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: February 28

                      Date of reporting period: 11/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Transition 2040 Fund

STATEMENT OF INVESTMENTS November 30, 2010 (Unaudited)

                                                        Shares       Value
                                                       --------   -----------
INVESTMENT COMPANIES--99.5%(1)
FIXED INCOME FUNDS--7.0%
Oppenheimer Champion Income Fund, Cl. Y                 124,617   $   235,526
Oppenheimer Core Bond Fund, Cl. Y                       230,386     1,506,725
Oppenheimer International Bond Fund, Cl. Y              145,819       943,451
Oppenheimer Limited-Term Government Fund, Cl. Y         100,025       943,234
                                                                  -----------
                                                                    3,628,936
GLOBAL EQUITY FUNDS--40.8%
Oppenheimer Developing Markets Fund, Cl. Y              101,222     3,398,030
Oppenheimer International Growth Fund, Cl. Y            433,342    11,141,218
Oppenheimer International Small Company Fund, Cl. Y      49,615     1,202,166
Oppenheimer Quest International Value Fund, Cl. Y       339,398     5,331,938
                                                                  -----------
                                                                   21,073,352
MONEY MARKET FUND--0.7%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.21%(2)                                                379,516       379,516
U.S. EQUITY FUNDS--51.0%
Oppenheimer Capital Appreciation Fund, Cl. Y(3)         222,158     9,579,447
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y    184,372     3,718,773
Oppenheimer Value Fund, Cl. Y                           626,293    13,064,476
                                                                  -----------
                                                                   26,362,696
TOTAL INVESTMENTS, AT VALUE (COST $44,854,436)             99.5%   51,444,500
Other Assets Net of Liabilities                             0.5       240,771
                                                        -------   -----------
Net Assets                                                100.0%  $51,685,271
                                                        =======   ===========

Footnotes to Statement of Investments


                      1 | Oppenheimer Transition 2040 Fund

Oppenheimer Transition 2040 Fund

STATEMENT OF INVESTMENTS November 30, 2010 (Unaudited)

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES           GROSS        GROSS          SHARES
                                                          FEBRUARY 28, 2010    ADDITIONS   REDUCTIONS   NOVEMBER 30, 2010
                                                          -----------------   ----------   ----------   -----------------
Oppenheimer Capital Appreciation Fund, Cl. Y                    146,887           95,536       20,265        222,158
Oppenheimer Champion Income Fund, Cl. Y                              --          128,974        4,357        124,617
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y         452,321          151,073      603,394             --
Oppenheimer Core Bond Fund, Cl. Y                               195,293          133,447       98,354        230,386
Oppenheimer Developing Markets Fund, Cl. Y                      165,728           72,446      136,952        101,222
Oppenheimer Discovery Fund, Cl. Y                                65,956           20,223       86,179             --
Oppenheimer Institutional Money Market Fund, Cl. E              216,150        8,112,320    7,948,954        379,516
Oppenheimer International Bond Fund, Cl. Y                           --          150,905        5,086        145,819
Oppenheimer International Growth Fund, Cl. Y                     60,560          389,194       16,412        433,342
Oppenheimer International Small Company Fund, Cl. Y                  --           51,265        1,650         49,615
Oppenheimer Limited-Term Government Fund, Cl. Y                  32,076           72,373        4,424        100,025
Oppenheimer Main Street Fund, Cl. Y                             106,894           34,427      141,321             --
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y
(formerly Oppenheimer Main Street Small Cap Fund)                    --          190,863        6,491        184,372
Oppenheimer Quest International Value Fund, Cl. Y                    --          351,116       11,718        339,398
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                 163,996           52,411      216,407             --
Oppenheimer Value Fund, Cl. Y                                   225,343          428,027       27,077        626,293

                                                                                    REALIZED
                                                             VALUE       INCOME   GAIN (LOSS)
                                                          -----------   -------   -----------
Oppenheimer Capital Appreciation Fund, Cl. Y              $ 9,579,447   $    --    $ (69,124)
Oppenheimer Champion Income Fund, Cl. Y                       235,526     7,185            6
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y            --        --     (114,106)
Oppenheimer Core Bond Fund, Cl. Y                           1,506,725    53,581      (21,429)
Oppenheimer Developing Markets Fund, Cl. Y                  3,398,030        --      200,595
Oppenheimer Discovery Fund, Cl. Y                                  --        --      270,867
Oppenheimer Institutional Money Market Fund, Cl. E            379,516       534           --
Oppenheimer International Bond Fund, Cl. Y                    943,451    14,908           73
Oppenheimer International Growth Fund, Cl. Y               11,141,218        --       (6,056)
Oppenheimer International Small Company Fund, Cl. Y         1,202,166        --          920
Oppenheimer Limited-Term Government Fund, Cl. Y               943,234    13,624            5
Oppenheimer Main Street Fund, Cl. Y                                --        --      151,971
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y
(formerly Oppenheimer Main Street Small Cap Fund)           3,718,773        --          390
Oppenheimer Quest International Value Fund, Cl. Y           5,331,938        --         (459)
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                    --        --      457,049
Oppenheimer Value Fund, Cl. Y                              13,064,476        --      (15,128)
                                                          -----------   -------    ---------
                                                          $51,444,500   $89,832    $ 855,574
                                                          ===========   =======    =========

(2.) Rate shown is the 7-day yield as of November 30, 2010.

(3.) Non-income producing security.


                      2 | Oppenheimer Transition 2040 Fund

Oppenheimer Transition 2040 Fund

STATEMENT OF INVESTMENTS November 30, 2010 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of November 30, 2010 based on valuation input level:

                                                 LEVEL 2--         LEVEL 3--
                              LEVEL 1--           OTHER           SIGNIFICANT
                         UNADJUSTED QUOTED      SIGNIFICANT      UNOBSERVABLE
                              PRICES         OBSERVABLE INPUTS      INPUTS         VALUE
                         -----------------   -----------------   ------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Investment Companies        $51,444,500              $--              $--       $51,444,500
                            -----------              ---              ---       -----------
Total Assets                $51,444,500              $--              $--       $51,444,500
                            ===========              ===              ===       ===========

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available unadjusted quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.


                      3 | Oppenheimer Transition 2040 Fund

Oppenheimer Transition 2040 Fund

STATEMENT OF INVESTMENTS November 30, 2010 (Unaudited)

The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $45,893,413
                                 ===========
Gross unrealized appreciation    $ 5,551,087
Gross unrealized depreciation             --
                                 -----------
Net unrealized appreciation      $ 5,551,087
                                 ===========


                      4 | Oppenheimer Transition 2040 Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Transition 2040 Fund


By: /s/ William F. Glavin
    --------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 01/11/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin
    --------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 01/11/2011


By: /s/ Brian W. Wixted
    --------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 01/11/2011